Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings		$ 10,820	$ 6,106	$ 8,233
Non-cash items
Depletion, depreciation and amortization		9,384	6,681	6,413
Share-based compensation		180	279	491
Asset retirement obligation accretion		380	389	366
Unrealized risk management loss		71	9	12
Unrealized foreign exchange (gain) loss		(870)	888	(260)
Gain on acquisitions, disposition, and remeasurement		(5,069)	0	0
Gain from investment		0	(50)	(34)
Deferred income tax expense		510	422	53
Realized foreign exchange on financing activities	[1]	54	135	0
Abandonment expenditures		(771)	(646)	(509)
Other		(255)	(84)	5
Net change in non-cash working capital		672	(743)	(2,417)
Cash flows from operating activities		15,106	13,386	12,353
Financing activities
(Repayment) issuance of bank credit facilities and commercial paper, net		(1,395)	5,466	0
Issuance of other long-term debt		1,634	2,639	0
Repayment of other long-term debt		(1,699)	(1,008)	(416)
Payment of lease liabilities		(361)	(325)	(285)
Issuance of common shares on exercise of stock options		264	280	372
Dividends on common shares		(4,871)	(4,429)	(3,891)
Purchase of common shares under Normal Course Issuer Bid		(1,449)	(2,660)	(3,318)
Cash flows used in financing activities		(7,877)	(37)	(7,538)
Investing activities
Net expenditures on exploration and evaluation assets		(115)	(92)	(44)
Net expenditures on property, plant and equipment		(6,676)	(5,291)	(4,865)
Cash from AOSP asset swap		212	0	0
Acquisition of Chevron's assets		0	(9,163)	0
Net proceeds from investment		0	575	0
Net change in non-cash working capital		(108)	(124)	51
Cash flows used in investing activities		(6,687)	(14,095)	(4,858)
Increase (decrease) in cash and cash equivalents		542	(746)	(43)
Cash and cash equivalents – beginning of year		131	877	920
Cash and cash equivalents – end of year		673	131	877
Interest paid on long-term debt		978	586	602
Income taxes paid, net		$ 1,722	$ 1,144	$ 3,317

[1]	Realized foreign exchange on financing activities primarily relates to the repayment of US dollar denominated debt.